Income Taxes - Schedule of Assumed Tax Loss Carry Forward Amount During Tax Period (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Income Tax [Line Items]
Assumed tax loss carry forward amount during tax period	€ 251,592
2012-2013
Income Tax [Line Items]
Assumed tax loss carry forward amount during tax period	7,097
2014
Income Tax [Line Items]
Assumed tax loss carry forward amount during tax period	11,303
2015
Income Tax [Line Items]
Assumed tax loss carry forward amount during tax period	27,255
2016
Income Tax [Line Items]
Assumed tax loss carry forward amount during tax period	86,547
2017
Income Tax [Line Items]
Assumed tax loss carry forward amount during tax period	1,340
2018
Income Tax [Line Items]
Assumed tax loss carry forward amount during tax period	2,303
2019
Income Tax [Line Items]
Assumed tax loss carry forward amount during tax period	3,019
2020
Income Tax [Line Items]
Assumed tax loss carry forward amount during tax period	6,077
2021
Income Tax [Line Items]
Assumed tax loss carry forward amount during tax period	28,599
2022
Income Tax [Line Items]
Assumed tax loss carry forward amount during tax period	€ 78,052